CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,272	$ 9,410	$ 12,195		$ 9,213
Net (redemption) issuance of preferred units	0	0	(220)		194
Issuance of perpetual subordinated notes	0	0	293	[1]	0
Issuance of limited partnership units	4	3	8		6
Ending balance	12,276	9,413	12,276		9,413
Weighted Average Invested Capital	$ 12,272	$ 9,410	$ 12,346		$ 9,386

[1]	Refer to Note 16 Partnership Capital.